Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings [Abstract]
Federal Funds Sold Securities Borrowed Or Purchased Under Agreements To Resell And Short Term Borrowings
The table below presents federal funds sold or purchased, securities financing agreements, which include securities borrowed or purchased under agreements to resell and securities loaned or sold under agreements to repurchase, and short-term borrowings.

	2014		2013		2012
(Dollars in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Federal funds sold
At December 31	$—	—%	$—	—%	$600	0.54%
Average during year	3	0.90	7	0.69	351	0.43
Maximum month-end balance during year	12	n/a	35	n/a	600	n/a
Securities borrowed or purchased under agreements to resell
At December 31	191,823	0.47	190,328	0.60	219,324	0.92
Average during year	222,480	0.47	224,324	0.55	235,691	0.64
Maximum month-end balance during year	240,110	n/a	249,791	n/a	252,985	n/a
Federal funds purchased
At December 31	14	—	186	—	1,151	0.17
Average during year	147	0.05	191	0.06	384	0.11
Maximum month-end balance during year	213	n/a	195	n/a	1,211	n/a
Securities loaned or sold under agreements to repurchase
At December 31	201,263	0.98	197,920	0.92	292,108	1.11
Average during year	215,645	0.99	257,409	0.81	281,516	0.98
Maximum month-end balance during year	239,984	n/a	319,608	n/a	319,401	n/a
Short-term borrowings
At December 31	31,172	1.47	45,999	1.55	30,731	3.08
Average during year	41,886	1.08	43,816	1.89	36,500	2.22
Maximum month-end balance during year	51,409	n/a	48,387	n/a	40,129	n/a
n/a = not applicable

Securities Borrowed and Securities Purchased Under Agreements to Resell
Offsetting Assets [Line Items]
Offsetting Assets

Securities Financing Agreements

	December 31, 2014
(Dollars in millions)	Gross Assets/Liabilities	Amounts Offset	Net Balance Sheet Amount	Financial Instruments	Net Assets/Liabilities
Securities borrowed or purchased under agreements to resell (1)	$316,567	$(124,744)	$191,823	$(145,573)	$46,250

Securities loaned or sold under agreements to repurchase	$326,007	$(124,744)	$201,263	$(164,306)	$36,957
Other	11,641	—	11,641	(11,641)	—
Total	$337,648	$(124,744)	$212,904	$(175,947)	$36,957

	December 31, 2013
Securities borrowed or purchased under agreements to resell (1)	$272,296	$(81,968)	$190,328	$(157,132)	$33,196

Securities loaned or sold under agreements to repurchase	$279,888	$(81,968)	$197,920	$(160,111)	$37,809
Other	10,871	—	10,871	(10,871)	—
Total	$290,759	$(81,968)	$208,791	$(170,982)	$37,809

(1)	Excludes repurchase activity of $5.6 billion and $4.1 billion reported in Loans and leases at December 31, 2014 and 2013.

Securities Loaned and Financial Assets Sold Under Agreements to Repurchase
Offsetting Liabilities [Line Items]
Offsetting Liabilities

Securities Financing Agreements

	December 31, 2014
(Dollars in millions)	Gross Assets/Liabilities	Amounts Offset	Net Balance Sheet Amount	Financial Instruments	Net Assets/Liabilities
Securities borrowed or purchased under agreements to resell (1)	$316,567	$(124,744)	$191,823	$(145,573)	$46,250

Securities loaned or sold under agreements to repurchase	$326,007	$(124,744)	$201,263	$(164,306)	$36,957
Other	11,641	—	11,641	(11,641)	—
Total	$337,648	$(124,744)	$212,904	$(175,947)	$36,957

	December 31, 2013
Securities borrowed or purchased under agreements to resell (1)	$272,296	$(81,968)	$190,328	$(157,132)	$33,196

Securities loaned or sold under agreements to repurchase	$279,888	$(81,968)	$197,920	$(160,111)	$37,809
Other	10,871	—	10,871	(10,871)	—
Total	$290,759	$(81,968)	$208,791	$(170,982)	$37,809

(1)	Excludes repurchase activity of $5.6 billion and $4.1 billion reported in Loans and leases at December 31, 2014 and 2013.